Schedule of Investments (unaudited) December 31, 2019	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 100.5%

Equity Funds — 64.2%
BlackRock Emerging Markets Fund, Inc., Class K	2,423,005	$62,852,758
BlackRock Global Allocation Fund, Inc., Class K	1,445,698	27,916,429
BlackRock Technology Opportunities Fund, Institutional Class	1,048,863	38,356,916
iShares Core MSCI EAFE ETF	952,184	62,120,484
iShares Core S&P Total U.S. Stock Market ETF	2,375,080	172,644,565
iShares Edge MSCI Min Vol USA ETF	421,958	27,680,445
iShares Edge MSCI USA Quality Factor ETF	539,710	54,510,710
iShares Edge MSCI USA Size Factor ETF	369,209	35,964,649
Master Advantage Large Cap Core Portfolio	$91,414,568	91,414,568

		573,461,524

Fixed-Income Funds — 35.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	9,533,327	95,142,606
iShares 20+ Year Treasury Bond ETF(a)	118,224	16,016,987
iShares U.S. Treasury Bond ETF(a)	2,289,824	59,398,035
Master Total Return Portfolio	$150,153,232	150,153,232

		320,710,860

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(b)	1,478,455	1,478,455
SL Liquidity Series, LLC, Money Market Series, 1.80%(b)(c)	1,909,775	1,910,157

		3,388,612

Total Affiliated Investment Companies — 100.5% (Cost: $804,062,936)		897,560,996

Liabilities in Excess of Other Assets — (0.5)%		(4,122,538)

Net Assets — 100.0%		$893,438,458

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	2,000,397	442,356	(19,748)	2,423,005	$62,852,758	$967,537	$(6,122)	$6,026,264
BlackRock Global Allocation Fund, Inc., Class K	1,388,578	68,735	(11,615)	1,445,698	27,916,429	171,673	887,738	492,745
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	2,483,998	—	(1,005,543)	1,478,455	1,478,455	5,312	1	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,560,807	6,035,718	(63,198)	9,533,327	95,142,606	550,531	138,177	627,702
BlackRock Technology Opportunities Fund, Institutional Class	1,033,716	23,811	(8,664)	1,048,863	38,356,916	—	538,414	4,099,541
iShares 7-10 Year Treasury Bond ETF(c)	—	—	—	—	—	336	—	—
iShares 20+ Year Treasury Bond ETF	—	119,259	(1,035)	118,224	16,016,987	83,232	(2,742)	(898,542)
iShares Core MSCI EAFE ETF	933,504	26,800	(8,120)	952,184	62,120,484	835,643	(10,866)	3,978,260
iShares Core S&P Total U.S. Stock Market ETF	2,286,579	131,774	(43,273)	2,375,080	172,644,565	1,052,316	110,385	13,337,680
iShares Edge MSCI Min Vol USA ETF	1,068,591	8,427	(655,060)	421,958	27,680,445	161,443	2,388,682	(1,860,225)
iShares Edge MSCI USA Momentum Factor ETF(c)	222,798	—	(222,798)	—	—	—	3,161,231	(3,440,942)
iShares Edge MSCI USA Quality Factor ETF	273,810	270,439	(4,539)	539,710	54,510,710	237,017	10,910	4,927,422

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock 60/40 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Size Factor ETF	—	371,165		(1,956)		369,209	$35,964,649	$119,543		$1,446	$1,268,879
iShares MBS ETF(c)	233,600	147,610		(381,210)		—	—	159,488		473,711	(561,198)
iShares U.S. Treasury Bond ETF	985,882	1,319,430		(15,488)		2,289,824	59,398,035	263,548		(544)	(553,631)
Master Advantage Large Cap Core Portfolio(b)	$85,784,222	$5,630,346	(d)	$—		$91,414,568	91,414,568	355,303		1,105,412	5,803,090
Master Total Return Portfolio(b)	$178,897,551	$—		$(28,744,319	)(d)	$150,153,232	150,153,232	1,307,621		759,442	(1,087,241)
U.S. Total Bond Index Master Portfolio(b)(c)	$59,455,077	$—		$(59,455,077	)(d)	$—	—	66,322		5,677	(3,232,166)
SL Liquidity Series, LLC, Money Market Series(b)	—	1,909,775		—		1,909,775	1,910,157	9,160	(e)	—	—

							$897,560,996	$6,346,025		$9,560,952	$28,927,638

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$654,083,039	$—	$—	$654,083,039

Investments Valued at Net Asset Value (“NAV”)(b)				243,477,957

Total Investments				$897,560,996

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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